Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,366	$ 2,267
Deposits	76	77
Inventories	361	250
Trade receivables, net	2,283	1,477
Other accounts receivable	541	660
Total current assets	6,627	4,731
Intangible asset - patent, net	1,758	1,850
Long term financial asset at fair value	75	77
Property, plant and equipment, net	1,692	1,861
Total non-current assets	3,525	3,788
Total Assets	10,152	8,519
Current liabilities
Short term loan and current portion of long-term loans	1,239	1,166
Bank overdraft	69
Lease liability	297	190
Trade payables	2,837	1,742
Other accounts payable	4,914	2,534
Total current liabilities	9,356	5,632
Lease liability	281	410
Long term loans	136	228
Provisions		1,362
Warrant Liability (note 3)	764	3,075
Severance payment, net	119	121
Total non-current liabilities	1,300	5,196
Total liabilities	10,656	10,828
Shareholders’ deficit (note 4)
Share capital and additional paid in capital	65,033	55,485
Warrant Reserve	30,863	30,863
Accumulated other comprehensive income	(1,970)	(1,330)
Transactions with non-controlling interests	927	927
Accumulated deficit	(89,074)	(83,456)
Total equity attributable to Company shareholders	5,779	2,489
Non-controlling interest	(6,283)	(4,798)
Total shareholders’ deficit	(504)	(2,309)
Total liabilities and shareholders’ deficit	$ 10,152	$ 8,519